UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2011
                                                 --------------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whippoorwill Associates, Incorporated
          -------------------------------------
Address:  11 Martine Avenue, 11th Floor
          -----------------------------
          White Plains, New York 10606
          ----------------------------


Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shelley F. Greenhaus
        --------------------
Title:  President
        ---------
Phone:  914-683-1002
        ------------

Signature, Place, and Date of Signing:

Shelley F. Greenhaus          White Plains, New York          February 14, 2012
--------------------          ----------------------          -----------------
    [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -----------
Form 13F Information Table Entry Total:        18
                                        -----------
Form 13F Information Table Value Total:   113,720
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------        --------   --------    --------   -----------------------   --------    --------         --------

                    TITLE                                                                               VOTING AUTHORITY
                     OF                   VALUE       SHRS OR    SH/   PUT/    INVESTMENT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (x1000)     PRN AMT    PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----      -----      -------     -------    ---   ----    ----------  --------   ----   ------    ----
ACCURIDE
CORP NEW          COM NEW   00439T 20 6   8,706     1,222,818   SH             SOLE                  1,222,818
---------------------------------------------------------------------------------------------------------------------------
AMERICAN
DENTAL
PARTNERS           COM      025353 10 3  10,471       556,106   SH             SOLE                    556,106
---------------------------------------------------------------------------------------------------------------------------
BELO               COM
CORP              SER A     080555 10 5   3,933       624,329   SH             SOLE                    624,329
---------------------------------------------------------------------------------------------------------------------------
CLEARWATER
PAPER CORP         COM      18538R 10 3  12,629       354,653   SH             SOLE                    354,653
---------------------------------------------------------------------------------------------------------------------------
GLOBE
SPECIALTY
METALS INC         COM      37954N 20 6   2,293       171,254   SH             SOLE                    171,254
---------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP      COM      447011 10 7   1,700       170,000   SH             SOLE                    170,000
---------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO      COM      460146 10 3   5,062       171,011   SH             SOLE                    171,011
---------------------------------------------------------------------------------------------------------------------------
KAISER             COM
ALUMINUM           PAR
CORP              $0.01     483007 70 4   5,618       122,440   SH             SOLE                    122,440
---------------------------------------------------------------------------------------------------------------------------
MUELLER WTR        COM
PRODS INC         SER A     624758 10 8   1,139       466,794   SH             SOLE                    466,794
---------------------------------------------------------------------------------------------------------------------------
PGT INC            COM      69336V 10 1   3,338     1,664,990   SH             SOLE                  1,664,990
---------------------------------------------------------------------------------------------------------------------------
PACKAGING
CORP AMER          COM      695156 10 9   6,327       250,671   SH             SOLE                    250,671
---------------------------------------------------------------------------------------------------------------------------
RITE AID CORP      COM      767754 10 4   3,338     2,649,502   SH             SOLE                  2,649,502
---------------------------------------------------------------------------------------------------------------------------
ROCK-TENN CO      CL A      772739 20 7   6,111       105,906   SH             SOLE                    105,906
---------------------------------------------------------------------------------------------------------------------------
SANDRIDGE
ENERGY INC         COM      80007P 30 7   9,293     1,138,791   SH             SOLE                  1,138,791
---------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS
OF AMERICA LLC     COM      894174 10 1     879       206,914   SH             SOLE                    206,914
---------------------------------------------------------------------------------------------------------------------------
U S CONCRETE       COM
INC                NEW      90333L 20 1   7,212     2,486,762   SH             SOLE                  2,486,762
---------------------------------------------------------------------------------------------------------------------------
U S CONCRETE      DEBT
INC              9.500%     90333L AF 9     571       601,000  PRN             SOLE                    601,000
                   8/3
---------------------------------------------------------------------------------------------------------------------------
SPDR              UNIT
TR                SER 1     78462F 10 3  25,100       200,000   SH    PUT      SOLE                    200,000
---------------------------------------------------------------------------------------------------------------------------